SHARE INCENTIVE PLAN	12 Months Ended
Dec. 31, 2011
SHARE INCENTIVE PLAN
SHARE INCENTIVE PLAN

16.                               SHARE INCENTIVE PLAN

On December 8, 2006, the Group adopted the 2006 share incentive plan (the “Plan”) which allows the Group to offer a variety of incentive awards to consultants and employees.  The Group reserved 7,000,000 ordinary shares in 2006 and 2007 for issuance under the Plan.  In December 2008, the total number of share issuable under the Plan was increased to 8,000,000 shares.

In 2009, the Group granted 649,550 share options to employees with exercise prices ranging from $5.48 to $8.53.  In 2009, the Group also granted 500,000 restricted shares to consultants and employees.  In 2010, the Group granted 379,000 share options to employees with exercise prices ranging from $4.32 to $4.71.  In 2010, the Group also granted 470,000 restricted shares to consultants and employees.  In 2011, the Group granted 14,000 restricted shares to employees.  No share options were granted in 2011.

Share Options

The contractual term of the share options granted is generally ten years.  The majority of the share options granted vest 25% after the first year of service and ratably over the remaining 36-month period, and certain of the share options vest contingent upon meeting performance criteria set by the Company over a performance period ranging from 9 months to 48 months from the respective grant dates. For the share options that would vest based on performance conditions, the performance criteria are linked to the employees’ job performance, and at the end of the performance period, the Company determines at its sole discretion whether each employee has met all performance criteria for the vesting of the share options.  The performance criteria do not affect the exercise price or factors other than vesting or exercisability.  Included in the 379,000 share options granted during 2010 are 80,100 options that would vest based on performance conditions.  Included in the 649,550 share options granted during 2009 are 63,700 share options that would vest based on performance conditions.

The fair value of share options granted to employees was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2009	2010

Risk-free interest rate	1.11 - 2.69%	0.46% - 2.67%
Expected life	2.5 - 4 years	0.75 - 4 years
Expected volatility	1.18-1.32	0.66 - 1.52
Expected dividends	0%	0%

Expected volatility was determined by reference to the historical volatility of the Company or the average annualized standard deviation of the share price of listed comparable companies.  The expected life of the share options is based on the assumption that they will be exercised evenly throughout the option life.  The risk free interest rate is based on the yield to maturity of the PRC government bond as of the grant date with maturity closest to the relevant option expiry date.

The fair values of share options granted in 2009 and 2010 were determined on a contemporaneous basis by management of the Company with reference to the market value of the Company’s shares.

A summary of share options under the Plan during the years ended December 31, 2009, 2010 and 2011 is presented below:

			Weighted-	Weighted-
	Number	Weighted-	average	average
	of	average	remaining	grant-date
	shares	exercise price	contractual life	fair value

Outstanding as of January 1, 2009	2,768,550	$5.19	8.58	$1.30
Granted
- January 22, 2009	25,100	$6.60		$4.63
- March 4, 2009	47,450	5.81		4.48
- June 17, 2009	55,000	5.48		4.48
- June 29, 2009	250,000	6.03		4.86
- September 6, 2009	76,000	5.85		4.74
- October 8, 2009	196,000	8.53		7.18
Exercised	(423,139)	1.75		0.22
Forfeited	(595,303)	9.69		4.39
Outstanding as of December 31, 2009	2,399,658	$5.10	8.00	$1.87

Granted
- April 2, 2010	172,000	$4.68		$2.58
- April 20, 2010	100,000	4.71		4.71
- September 26, 2010	107,000	4.32		3.78
Exercised	(202,800)	0.76		0.23
Forfeited	(804,034)	8.09		4.14
Outstanding as of December 31, 2010	1,771,824	$4.13	7.34	$1.45

Exercised	(88,334)	1.05		0.18
Forfeited	(128,137)	6.06		3.92
Outstanding as of December 31, 2011	1,555,353	$4.55	6.30	$1.33

Exercisable as of December 31, 2011	1,406,124	$4.44	6.03

Vested or expected to vest as of December 31, 2011	1,555,353	$4.55	6.30

The Company received proceeds of $918,282, $157,533 and $92,840 from exercise of share options by the employees during the years ended December 31, 2009, 2010 and 2011, respectively.

The aggregate intrinsic value of options outstanding, options exercisable and options vested or expected to vest as of December 31, 2011 was $74,322, $72,722, and $74,322, respectively.

The aggregate intrinsic values of share options exercised during the years ended December 31, 2009, 2010 and 2011 were $3,879,831, $1,561,267 and $230,732, respectively.

Restricted shares

A summary of restricted shares under the Plan during the years ended December 31, 2009, 2010 and 2011 is presented below:

		Weighted-
		average
	Number of	grant-date
	shares	fair value

Outstanding as of January 1, 2009	204,889	$8.96
Granted	500,000	5.81
Forfeited	(57,083)	7.25
Vested	(557,083)	6.33
Outstanding as of December 31, 2009	90,723	$8.80
Granted	470,000	4.30
Forfeited	(247,917)	5.78
Vested	(68,917)	6.14
Outstanding as of December 31, 2010	243,889	$3.95
Granted	84,000	1.83
Forfeited	(3,100)	4.33
Vested	(16,764)	5.04
Outstanding as of December 31, 2011	308,025	$3.31

The fair value of restricted shares was determined to be the market value of the common shares on the date of grant.

Restricted shares are granted subject to certain restrictions.  The majority of the restricted shares generally vest 25% after the first year of service and rateably over the remaining 36-month period, and certain of the restricted shares vest based on certain performance conditions.  All the restricted shares granted during 2009 would vest based on certain performance conditions. Included in the 470,000 restricted shares granted during 2010 are 450,000 restricted shares that would vest based on certain performance conditions.

The total share-based compensation expense in relation to share options and restricted shares recognized in the statements of operations for the years ended December 31, 2009, 2010 and 2011 were $4,332,111, $947,505 and $817,673, respectively.

As of December 31, 2011, total unrecognized share-based compensation expenses related to non-vested share options and non-vested restricted shares granted under the Plan amounted to $1,378,909.  Such unrecognized expenses are expected to be recognized over 3 years.